CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Non-cash changes on capital securities
Capital Securities	$ 3,385
Capital securities redeemed	(420)	$ (13)
Non-cash changes on capital securities
Derecognized from loss of control of subsidiaries	(29)
Fair value changes	75
Other	1
Capital Securities	$ 3,012